FAIR VALUE DISCLOSURES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ (5)	$ (1)	$ (48)
Transfers into level 3	3	22
Transfers out of Level 3		(5)
Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Other Comprehensive Income (Loss)	14	(6)
Corporate [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	34	19
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	1	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	1	0
Other Comprehensive Income (Loss)	0	(2)
Purchases	0	0
Sales	(3)	(1)
Transfers into level 3	3	22
Transfers out of Level 3	0	(4)
Closing Balance	35	34
Commercial Mortgage-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	29	36
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	(7)	(1)
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	(7)	(1)
Other Comprehensive Income (Loss)	13	(3)
Purchases	0	0
Sales	0	(3)
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	35	29
Commercial Mortgage-backed [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	13	(4)
Asset-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	5	5
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	0	0
Other Comprehensive Income (Loss)	1	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	6	5
Redeemable preferred stock [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	0	0
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0
Subtotal	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	0	0
GMIB Reinsurance Contracts [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	9	2
Total Gains Losses Realized Unrealized Included In [Abstract]
Net Investment Income (Loss)	0	0
Gain (Loss) on Investments	0	0
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Subtotal	(2)	7
Other Comprehensive Income (Loss)	0	0
Purchases	0	0
Sales	0	0
Transfers into level 3	0	0
Transfers out of Level 3	0	0
Closing Balance	7	9
GMIB Reinsurance Contracts [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(2)	7
Other Fixed Maturities Available For Sale [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	$ 1	$ (2)